MFS Global Growth Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Growth Fund	MFS Global Growth Fund - A		MFS Global Growth Fund - B	MFS Global Growth Fund - C	MFS Global Growth Fund - I	MFS Global Growth Fund - R1	MFS Global Growth Fund - R2	MFS Global Growth Fund - R3	MFS Global Growth Fund - R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Growth Fund	MFS Global Growth Fund - A	MFS Global Growth Fund - B	MFS Global Growth Fund - C	MFS Global Growth Fund - I	MFS Global Growth Fund - R1	MFS Global Growth Fund - R2	MFS Global Growth Fund - R3	MFS Global Growth Fund - R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.55%	2.30%	2.30%	1.30%	2.30%	1.80%	1.55%	1.30%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest  $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Growth Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MFS Global Growth Fund - A
Class A Shares
		724	1,036	1,371	2,314
MFS Global Growth Fund - B
Class B Shares assuming redemption at end of period
		633	1,018	1,430	2,448
MFS Global Growth Fund - C
Class C Shares assuming redemption at end of period
		333	718	1,230	2,636
MFS Global Growth Fund - I
Class I Shares
		132	412	713	1,568
MFS Global Growth Fund - R1
Class R1 Shares
		233	718	1,230	2,636
MFS Global Growth Fund - R2
Class R2 Shares
		183	566	975	2,116
MFS Global Growth Fund - R3
Class R3 Shares
		158	490	845	1,845
MFS Global Growth Fund - R4
Class R4 Shares
		132	412	713	1,568

Expense Example, No Redemption MFS Global Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MFS Global Growth Fund - B
Class B Shares assuming no redemption
		233	718	1,230	2,448
MFS Global Growth Fund - C
Class C Shares assuming no redemption
		233	718	1,230	2,636

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund's assets in companies of any size.

MFS may use derivatives for any investment purpose. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be used to take both long and short positions
(i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based).
Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
20.45% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.09)% (for the calendar quarter ended December 31, 2008).

Performance Table.
The Morgan Stanley Capital International (MSCI) All Country World Growth Index
is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, compared to the Morgan Stanley Capital International (MSCI) All Country
World Index, which is a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Global Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Morgan Stanley Capital International (MSCI) All Country World Growth Index	Morgan Stanley Capital International (MSCI) All Country World Growth Index (gross div)	15.49%	4.54%	2.83%
Morgan Stanley Capital International (MSCI) All Country World Index	Morgan Stanley Capital International (MSCI) All Country World Index (gross div)	13.21%	3.98%	3.69%
MFS Global Growth Fund - A	A Shares Returns Before Taxes	4.95%	3.29%	2.45%
MFS Global Growth Fund - A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	4.99%	3.29%	2.45%
MFS Global Growth Fund - A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.34%	2.89%	2.15%
MFS Global Growth Fund - B	B Shares Returns Before Taxes	6.54%	3.40%	2.45%
MFS Global Growth Fund - C	C Shares Returns Before Taxes	9.56%	3.75%	2.29%
MFS Global Growth Fund - I	I Shares Returns Before Taxes	11.65%	4.79%	3.31%
MFS Global Growth Fund - R1	R1 Shares Returns Before Taxes	10.53%	3.70%	2.17%
MFS Global Growth Fund - R2	R2 Shares Returns Before Taxes	11.12%	4.14%	2.61%
MFS Global Growth Fund - R3	R3 Shares Returns Before Taxes	11.37%	4.48%	2.94%
MFS Global Growth Fund - R4	R4 Shares Returns Before Taxes	11.65%	4.76%	3.24%

MFS Strategic Income Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 9 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Strategic Income Fund	MFS Strategic Income Fund - A		MFS Strategic Income Fund - B	MFS Strategic Income Fund - C	MFS Strategic Income Fund - I
Shareholder Fees, Column Name
A

B

C

I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Strategic Income Fund		MFS Strategic Income Fund - A	MFS Strategic Income Fund - B	MFS Strategic Income Fund - C	MFS Strategic Income Fund - I
Operating Expenses, Column Name
A

B

C

I

Management Fee		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%	0.93%
Fee Reductions and/or Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.05%	1.80%	1.80%	0.80%
[1]	MFS has agreed in writing to reduce its management fee to 0.60% of the fund's average daily net assets annually until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012. In addition, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.05% of the fund's average daily net assets annually for Class A shares, 1.80% of the fund's average daily net assets annually for each of Class B and Class C shares, and 0.80% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest  $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Strategic Income Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MFS Strategic Income Fund - A
Class A Shares
		577	820	1,081	1,828
MFS Strategic Income Fund - B
Class B Shares assuming redemption at end of period
		583	894	1,230	2,048
MFS Strategic Income Fund - C
Class C Shares assuming redemption at end of period
		283	594	1,030	2,243
MFS Strategic Income Fund - I
Class I Shares
		82	283	502	1,131

Expense Example, No Redemption MFS Strategic Income Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MFS Strategic Income Fund - B
Class B Shares assuming no redemption
		183	594	1,030	2,048
MFS Strategic Income Fund - C
Class C Shares assuming no redemption
		183	594	1,030	2,243

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in debt instruments.

MFS normally invests the fund's assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S.
and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund's assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund's assets in equity securities.

MFS may invest up to 100% of the fund's assets in lower quality debt instruments.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may use derivatives for any investment purpose. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers' financial condition and market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations.
Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability.
Quantitative models that systematically evaluate the structure of a debt instrument and its features or the valuation, price and earnings momentum, earnings quality and other factors of the issuer of an equity security may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general
market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Derivatives Risk:  Derivatives can be used to take both long and short positions
(i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based).
Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
10.14% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (7.06)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Barclays Capital U.S. High-Yield Corporate Bond Index	Barclays Capital U.S. High-Yield Corporate Bond Index	15.12%	8.91%	8.88%
Strategic Income Blended Index	Strategic Income Blended Index	9.56%	7.35%	7.62%
MFS Strategic Income Fund - A	A Shares Returns Before Taxes	4.68%	5.00%	5.82%
MFS Strategic Income Fund - A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	2.77%	2.77%	3.48%
MFS Strategic Income Fund - A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.99%	2.91%	3.53%
MFS Strategic Income Fund - B	B Shares Returns Before Taxes	5.13%	5.02%	5.80%
MFS Strategic Income Fund - C	C Shares Returns Before Taxes	7.97%	5.34%	5.65%
MFS Strategic Income Fund - I	I Share s Returns Before Taxes	10.00%	6.30%	6.66%

The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S.
Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index,
14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government
Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar
Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold
their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VIII
Central Index Key	dei_EntityCentralIndexKey	0000819673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
MFS Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 7 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest  $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund's assets in companies of any size.

MFS may use derivatives for any investment purpose. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be used to take both long and short positions
(i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based).
Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Morgan Stanley Capital International (MSCI) All Country World Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, compared to the Morgan Stanley Capital International (MSCI) All Country World Index, which is a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
20.45% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.09)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The Morgan Stanley Capital International (MSCI) All Country World Growth Index
is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, compared to the Morgan Stanley Capital International (MSCI) All Country
World Index, which is a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Global Growth Fund | MFS Global Growth Fund - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOFX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,314
Annual Return 2001	rr_AnnualReturn2001	(20.14%)
Annual Return 2002	rr_AnnualReturn2002	(19.65%)
Annual Return 2003	rr_AnnualReturn2003	33.99%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	9.46%
Annual Return 2006	rr_AnnualReturn2006	17.00%
Annual Return 2007	rr_AnnualReturn2007	12.81%
Annual Return 2008	rr_AnnualReturn2008	(39.25%)
Annual Return 2009	rr_AnnualReturn2009	39.74%
Annual Return 2010	rr_AnnualReturn2010	11.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
MFS Global Growth Fund | MFS Global Growth Fund - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
MFS Global Growth Fund | MFS Global Growth Fund - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%
MFS Global Growth Fund | MFS Global Growth Fund - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,018
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,448
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,448
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
MFS Global Growth Fund | MFS Global Growth Fund - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
MFS Global Growth Fund | MFS Global Growth Fund - I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.31%
MFS Global Growth Fund | MFS Global Growth Fund - R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOGX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%
MFS Global Growth Fund | MFS Global Growth Fund - R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGWRX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%
MFS Global Growth Fund | MFS Global Growth Fund - R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOHX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
MFS Global Growth Fund | MFS Global Growth Fund - R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOJX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
MFS Global Growth Fund | Morgan Stanley Capital International (MSCI) All Country World Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Growth Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
MFS Global Growth Fund | Morgan Stanley Capital International (MSCI) All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
MFS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 9 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 9 of the fund's prospectus and "Waivers of Sales Charges" on page 13 of the fund's statement of additional information Part I.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest  $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in debt instruments.

MFS normally invests the fund's assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S.
and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund's assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund's assets in equity securities.

MFS may invest up to 100% of the fund's assets in lower quality debt instruments.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may use derivatives for any investment purpose. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers' financial condition and market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations.
Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability.
Quantitative models that systematically evaluate the structure of a debt instrument and its features or the valuation, price and earnings momentum, earnings quality and other factors of the issuer of an equity security may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general
market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Derivatives Risk:  Derivatives can be used to take both long and short positions
(i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based).
Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S. Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index, 14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
10.14% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (7.06)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt, excluding Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.), compared to the Strategic Income Blended Index which was comprised at period end of the following amounts of the following indices: 10% Barclays Capital U.S.
Credit Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index,
14% JPMorgan Emerging Market Bond Index Global, 8.5% Citigroup World Government
Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar
Index and 26% Barclays Capital U.S. Government/Mortgage Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold
their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Strategic Income Fund | MFS Strategic Income Fund - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIOX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Annual Return 2001	rr_AnnualReturn2001	(20.14%)
Annual Return 2002	rr_AnnualReturn2002	(19.65%)
Annual Return 2003	rr_AnnualReturn2003	33.99%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	9.46%
Annual Return 2006	rr_AnnualReturn2006	17.00%
Annual Return 2007	rr_AnnualReturn2007	12.81%
Annual Return 2008	rr_AnnualReturn2008	(39.25%)
Annual Return 2009	rr_AnnualReturn2009	39.74%
Annual Return 2010	rr_AnnualReturn2010	11.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
MFS Strategic Income Fund | MFS Strategic Income Fund - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS Strategic Income Fund | MFS Strategic Income Fund - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
MFS Strategic Income Fund | MFS Strategic Income Fund - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%
MFS Strategic Income Fund | MFS Strategic Income Fund - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
MFS Strategic Income Fund | MFS Strategic Income Fund - I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	283
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Share s Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
MFS Strategic Income Fund | Barclays Capital U.S. High-Yield Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High-Yield Corporate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
MFS Strategic Income Fund | Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Strategic Income Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to reduce its management fee to 0.60% of the fund's average daily net assets annually until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012. In addition, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.05% of the fund's average daily net assets annually for Class A shares, 1.80% of the fund's average daily net assets annually for each of Class B and Class C shares, and 0.80% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least February 29, 2012.